Trade Receivable and Other Receivables	12 Months Ended
Sep. 30, 2024
Trade Receivable and Other Receivables [Abstract]
Trade receivable and other receivables

8.      Trade receivable and other receivables

	As at September 30,
	2024 $	2023 $
Trade accounts receivable	670,960	1,663,495
Commodity taxes receivable	338,456	1,407,560
Others	479,986	618,420
	1,489,402	3,689,475

Trade accounts receivable are non-interest bearing and normally due within 30 days from the date an invoice is issued. Bad debt expense amounted to Nil as at September 30, 2024 (Nil as at September 30, 2023).